Assets Held for Sale (Tables)	12 Months Ended
Sep. 30, 2013
Discontinued Operations and Disposal Groups [Abstract]
Major Classes Of Discontinued Assets And Liabilities
The major classes of Aclara assets and liabilities held for sale included in the Consolidated Balance Sheets at September 30, 2013 and 2012 are shown below:

(Dollars in millions)	2013	2012

Assets:
Accounts receivable, net	$55.5	67.6
Inventories	34.9	26.0
Other current assets	18.5	4.3
Current assets	108.9	97.9
Net property, plant & equipment	14.5	13.3
Intangible assets, net	66.0	55.0
Goodwill	57.9	81.6
Other assets	11.8	12.1
Total assets	259.1	259.9
Liabilities:
Accounts payable	22.2	18.8
Accrued expenses and other current liabilities	41.4	21.9
Current liabilities	63.6	40.7
Other liabilities	16.0	8.1
Total liabilities	$79.6	48.8